Related Party Transactions - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	$ 10,000,000	$ 10,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	0	0
Commitments given to related parties	0	0
Joint ventures and associates [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	225,000,000	200,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	1,000,000	1,000,000
Commitments given to related parties	621,000,000	870,000,000
Deposits from related parties	$ 203,000,000	$ 123,000,000